Note 9 - Leases - Lessee Future Minimum Lease Payments (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Capital leases 2019	¥ 5,884,743
Capital leases 2020	4,887,319
Capital leases 2021	3,743,032
Capital leases 2022	2,035,721
Capital leases 2023	504,935
Capital leases 2023 and thereafter
Total minimum capital lease payments	17,055,750
Less amounts representing interest	(479,149)
Present value of net minimum capital lease payments	16,576,601
Less current portion	(5,655,875)	¥ (4,818,723)
Noncurrent portion	10,920,726	¥ 10,384,643
Connectivity Lines [Member]
Operating leases 2019	585,818
Operating leases 2020	240,242
Operating leases 2021	22,510
Operating leases 2022
Operating leases 2023
Operating leases 2023 and thereafter
Total minimum operating lease payments	848,570
Other Operating Leases [Member]
Operating leases 2019	3,466,849
Operating leases 2020	1,328,020
Operating leases 2021	361,100
Operating leases 2022	195,812
Operating leases 2023	169,144
Operating leases 2023 and thereafter	120,642
Total minimum operating lease payments	¥ 5,641,567